PROPERTY, PLANT AND EQUIPMENT (Details 2) - Aircraft		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		315		332
Aircraft Included in Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		222		221
Operating Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		93		111
Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model				300ER
Number of aircraft		36		37
Boeing 767 [Member] | Aircraft Included in Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		34		34
Boeing 767 [Member] | Operating Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		2		3
Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model				300F
Number of aircraft	[1]	10		11
Boeing 767 [Member] | Aircraft Included in Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft	[1]	8		8
Boeing 767 [Member] | Operating Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		2		3
Boeing 777 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model				300ER
Number of aircraft		10		10
Boeing 777 [Member] | Aircraft Included in Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		4		4
Boeing 777 [Member] | Operating Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		6		6
Boeing 777 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model				Freighter
Number of aircraft				2
Boeing 777 [Member] | Aircraft Included in Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft
Boeing 777 [Member] | Operating Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft				2
Boeing 787 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model				800
Number of aircraft		10		10
Boeing 787 [Member] | Aircraft Included in Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		6		6
Boeing 787 [Member] | Operating Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		4		4
Boeing 787 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model				900
Number of aircraft		14		12
Boeing 787 [Member] | Aircraft Included in Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		4		4
Boeing 787 [Member] | Operating Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		10		8
Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model				100
Number of aircraft		46		48
Airbus A319 [Member] | Aircraft Included in Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		37		36
Airbus A319 [Member] | Operating Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		9		12
Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model				200
Number of aircraft		131	[2]	146
Airbus A320 [Member] | Aircraft Included in Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		93	[2]	93
Airbus A320 [Member] | Operating Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		38		53
Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model				NEO
Number of aircraft		4		2
Airbus A320 [Member] | Aircraft Included in Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		1		1
Airbus A320 [Member] | Operating Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		3		1
Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model				200
Number of aircraft		47		47
Airbus A321 [Member] | Aircraft Included in Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		30		30
Airbus A321 [Member] | Operating Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		17		17
Airbus A350 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Model				900
Number of aircraft		7	[3]	7
Airbus A350 [Member] | Aircraft Included in Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		5	[3]	5
Airbus A350 [Member] | Operating Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft		2	[3]	2

[1]	Two aircraft leased to FEDEX as of December 2017; three aircraft as of December 2016.
[2]	Three aircraft leased to Salam Air and one to Sundair.
[3]	Four aircraft leased to Qatar Air. Two in operating leases and two in Properties, plant and equipment.